Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 21,105,141	$ 19,052,046	$ 19,429,273
Costs, expenses and other:
Cost of products sold (Notes 6, 14 and 18)	19,198,615	17,641,421	17,915,735
Marketing, administrative and other expenses (Notes 3 and 7)	546,198	481,904	454,900
Equity in (earnings) losses of unconsolidated affiliates (Note 10)	(13,505)	(9,297)	13,323
Impairment of non-current assets (Note 10)			30,000
Interest expense, net (Notes 7, 19 and 20)	169,256	146,895	162,375
Costs, expenses and other, total	19,900,564	18,260,923	18,576,333
Earnings before income taxes and noncontrolling interests	1,204,577	791,123	852,940
Provision for income taxes (Note 20)	388,787	205,594	259,814
Net earnings	815,790	585,529	593,126
Earnings attributable to noncontrolling interests	101,844	97,504	88,507
Net earnings attributable to Nucor stockholders	$ 713,946	$ 488,025	$ 504,619
Net earnings per share (Note 22):
Basic	$ 2.22	$ 1.52	$ 1.58
Diluted	$ 2.22	$ 1.52	$ 1.58